Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans and Postretirement Benefits [Abstract]
Defined benefit pension plans and postretirement health and life insurance plans

The following summarizes data from CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$2,866	$2,807	$1,173	$1,156
Service cost	23	25	9	9
Interest cost	129	143	52	58
Plan participants’ contributions	2	2	6	6
Actuarial loss	242	90	39	23
Gross benefits paid	(188)	(190)	(80)	(79)
Plan amendments	12	—	—	—
Currency translation adjustments and other	58	(11)	4	—

Actuarial present value of benefit obligation at end of year	3,144	2,866	1,203	1,173

Change in plan assets:
Plan assets at fair value at beginning of year	2,135	2,071	81	74
Actual return on plan assets	204	124	12	16
Employer contributions	128	126	70	63
Plan participants’ contributions	2	2	6	6
Gross benefits paid	(188)	(190)	(80)	(79)
Currency translation adjustments and other	41	2	3	1

Plan assets at fair value at end of year	2,322	2,135	92	81

Funded status:	$(822)	$(731)	$(1,111)	$(1,092)

Net amounts recognized in the consolidated balance sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2012 and 2011 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Non-current assets	$7	$6	$—	$—
Current liabilities	(39)	(36)	(75)	(80)
Non-current liabilities	(790)	(701)	(1,036)	(1,012)

Net liability recognized at end of year	$(822)	$(731)	$(1,111)	$(1,092)

Pre-tax amounts recognized in accumulated other comprehensive income (loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Unrecognized actuarial losses	$(988)	$(237)
Unrecognized prior service (cost) credit	(10)	34

Total	$(998)	$(203)

Accumulated benefit obligations in excess of plan assets

The following table summarizes CNH’s pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Accumulated benefit obligation	$2,982	$2,720

Fair value of plan assets	$2,206	$2,021

Projected benefit obligations in excess of plan assets

The following table summarizes CNH’s pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Projected benefit obligation	$3,035	$2,759

Fair value of plan assets	$2,206	$2,021

Net periodic benefit cost

The following summarizes the components of net periodic benefit cost of CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(in millions)
Service cost	$23	$25	$24	$9	$9	$9
Interest cost	129	143	144	52	58	60
Expected return on assets	(147)	(148)	(137)	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	3	2	2	(14)	(26)	(41)
Actuarial loss	69	62	66	20	21	15

Net periodic benefit cost	77	84	99	61	56	38
Curtailment and settlement loss (gain) and other	2	—	1	—	—	(1)

Net periodic benefit cost	$79	$84	$100	$61	$56	$37

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Net periodic benefit cost recognized in net income	$(79)	$(61)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)	(33)
Amortization of actuarial loss	69	20
Amortization of prior service cost (credit)	3	(14)
Prior service cost	(11)	—
Currency translation adjustments and other	(11)	(1)

Total recognized in other comprehensive loss	(135)	(28)

Total recognized	$(214)	$(89)

Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)

Pre-tax amounts expected to be amortized in 2013 from accumulated other comprehensive loss consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Actuarial losses	$76	$22
Prior service cost (credit)	2	(12)

Total	$78	$10

Assumptions utilized in determining the funded status and net periodic cost of defined benefit pension plans and other postretirement benefit plans

The following assumptions were utilized in determining the funded status as at December 31, 2012 and 2011, and the net periodic benefit cost of CNH’s defined benefit pension plans and other postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	3.80%	4.64%	4.57%
Rate of increase in future compensation	3.13%	3.50%	3.32%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	4.57%	5.17%	5.18%	5.51%	5.26%
Rate of increase in future compensation	3.32%	3.50%	3.39%	3.50%	3.42%	3.50%
Weighted-average, long-term rates of return on plan assets	6.94%	7.25%	7.13%	7.50%	7.34%	7.75%

Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNHs postretirement health and life insurance plans

The following assumed health care trend rates were utilized in determining the funded status as of December 31, 2012 and 2011, and net periodic benefit cost of CNH’s postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan
Assumptions used to determine funded status at December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.50%	7.51%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018
Assumptions used to determine expense for the years ended December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.00%	8.50%	8.50%	9.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018	2017	2018

Effect of a one percentage point change in the assumed healthcare cost trend rates

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2012 net postretirement benefit expense	$7	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2012	$152	$(115)

Weighted average target asset allocation for all plans	Weighted average target asset allocation for all plans for 2012 are as follows:

All Plans
Asset category:
Equity securities	33%
Debt securities	52%
Cash/Other	15%

Summary the fair value of plan assets by asset category and level within the fair value hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2012:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$139	$139	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities	26	26	—	—

Total equity securities	277	277	—	—

Fixed income securities:
U.S. government bonds	248	247	1	—
U.S. corporate bonds	251	—	251	—
Non-U.S. government bonds	409	25	384	—
Non-U.S. corporate bonds	81	—	81	—
Mortgage backed securities	7	—	7	—
Other fixed income	21	—	21	—

Total fixed income securities	1,017	272	745	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	350	—	350	—
Insurance contracts	25	—	—	25
Derivatives:
Credit default swaps—Assets	1	—	1	—

Credit default swaps—net value	1	—	1	—
Total other types of investments	1,092	—	1,067	25

Cash:	28	2	26	—

Total	$2,414	$551	$1,838	$25

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2011:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$119	$119	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	58	58	—	—
Non-U.S. equities—Large cap	10	10	—	—

Total equity securities	232	232	—	—

Fixed income securities:
U.S. government bonds	246	229	17	—
U.S. corporate bonds	267	—	267	—
Non-U.S. government bonds	301	25	276	—
Non-U.S. corporate bonds	52	—	52	—
Mortgage backed securities	7	—	7	—
Other fixed income	2	—	2	—

Total fixed income securities	875	254	621	—

Other types of investments:
Mutual funds(A)	704	—	704	—
Investment funds(B)	336	—	336	—
Insurance contracts	27	—	—	27
Derivatives:
Credit default swaps—Assets	5	—	5	—
Credit default swaps—Liabilities	(6)	—	(6)	—

Credit default swaps—net value	(1)	—	(1)	—
Total other types of investments	1,066	—	1,039	27

Cash:	43	3	40	—

Total	$2,216	$489	$1,700	$27

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

Changes in the Level 3 plan assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$27
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	3
Settlements	(5)
Currency impact	(1)

Balance at December 31, 2012	$25

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2011:

Insurance Contracts
Balance at December 31, 2010	$16
Purchases, issuances and settlements	12
Transfers out of Level 3	(1)

Balance at December 31, 2011	$27

Cash flows related to total benefits expected to be paid

The following summarizes cash flows related to total benefits expected to be paid from the plans or from Company assets, as well as expected Medicare Part D subsidy receipts:

	Pension Benefits	Other Postretirement Benefits	Medicare Part D Reimbursement
	(in millions)
Employer contributions:
2013 (expected)	$133	$80	N/A

Expected benefit payments/(reimbursements):
2013	$195	$90	$(2)
2014	190	92	(2)
2015	192	93	(3)
2016	189	93	(3)
2017	192	92	(3)
2018 – 2022	973	415	(20)

Total	$1,931	$875	$(33)